Fair Value Measurements - Key inputs used in available-for-sale investments valuation (Details) - Available-for-sale Securities - Level 3	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discount rate
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.23
Discount rate | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.225
Discount rate | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.17
Lack of marketability discount ("DLOM")
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.05		0.25
Lack of marketability discount ("DLOM") | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.20
Lack of marketability discount ("DLOM") | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.15
Volatility
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.457		0.453
Volatility | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.445
Volatility | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.448
Revenue growth rate | Minimum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.050
Revenue growth rate | Maximum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.938
Revenue growth rate | Under the Status Quo | Minimum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.037
Revenue growth rate | Under the Status Quo | Maximum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.758
Revenue growth rate | Under the Trade Sale | Minimum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.037
Revenue growth rate | Under the Trade Sale | Maximum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.758
Terminal growth rate
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.03
Terminal growth rate | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.03
Terminal growth rate | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.03
Control premium | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.30
Probability of each scenario | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.60
Probability of each scenario | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments		0.40